UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares shares in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Common stock, par value (in per share)	$ 0	$ 0	$ 0	$ 0
Common stock, shares authorized (in shares)	Unlimited	Unlimited	Unlimited	Unlimited
Common stock, shares issued (in shares)	253.4	288.7	253.4	253.4